SUPPLEMENT TO THE PROSPECTUS
The date of this supplement is June 12, 2018.
MFS® Global Alternative Strategy Fund

Effective as of the close of trading on July 12, 2018, UBS Asset Management (Americas) Inc. ("UBS") will no longer serve as the subadvisor of the MFS® Global Alternative Strategy Fund and MFS will assume sole responsibility for day-to-day management of the fund's portfolio.
Effective July 13, 2018, the sections entitled "Fees and Expenses" and "Example" under the main heading entitled "Summary of Key Information" are restated in their entirety as follows:
Fees and Expenses
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy and hold shares of the fund, which are not reflected below. Expenses have been adjusted to reflect current fee arrangements.
You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds, and, with respect to Class T shares, you invest at least $250,000 in the fund. More information about these and other waivers and reductions is available from your financial intermediary and in "Sales Charges and Waivers and Reductions" on page 12 and "Appendix A – Waivers and Reductions of Sales Charges" on page A-1 of the fund's prospectus.
Shareholder Fees (fees paid directly from your investment):
Share Class	A	T	B	C	I	R1	R2	R3	R4	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	2.50%	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%#	None	4.00%	1.00%	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Share Class	A	T	B	C	I	R1	R2	R3	R4	R6
Management Fee	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	1.00%	1.00%	None	1.00%	0.50%	0.25%	None	None
Other Expenses	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.36%
Total Annual Fund Operating Expenses	1.53%	1.53%	2.28%	2.28%	1.28%	2.28%	1.78%	1.53%	1.28%	1.16%
Fee Reductions and/or Expense Reimbursements[1]	(0.12)%	(0.12)%	(0.12)%	(0.12)%	(0.12)%	(0.12)%	(0.12)%	(0.12)%	(0.12)%	(0.08)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	1.41%	1.41%	2.16%	2.16%	1.16%	2.16%	1.66%	1.41%	1.16%	1.08%

#	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
1
Massachusetts Financial Services Company has agreed in writing to bear the fund's expenses excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 1.30% of the class' average daily net assets annually for each of Class A, Class T, and Class R3 shares, 2.05% of the class' average daily net assets annually for each of Class B, Class C, and Class R1 shares, 1.05% of the class' average daily net assets annually for Class I and Class R4 shares, 1.55% of the class' average daily net assets annually for Class R2 shares, and 0.97% of the class' average daily net assets annually for Class R6 shares. ("Other Expenses" include 0.11% of interest expenses incurred in connection with the fund's investment activity which are excluded from the expense limitation described in the prior sentence.) This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least February 29, 2020.

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MFS Global Alternative Strategy Fund

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund's operating expenses remain the same.
Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$710	$1,012	$1,343	$2,277
Class T Shares	$390	$702	$1,045	$2,011
Class B Shares assuming
redemption at end of period	$619	$993	$1,402	$2,411
no redemption at end of period	$219	$693	$1,202	$2,411
Class C Shares assuming
redemption at end of period	$319	$693	$1,202	$2,600
no redemption at end of period	$219	$693	$1,202	$2,600
Class I Shares	$118	$386	$683	$1,527
Class R1 Shares	$219	$693	$1,202	$2,600
Class R2 Shares	$169	$540	$945	$2,078
Class R3 Shares	$144	$463	$815	$1,806
Class R4 Shares	$118	$386	$683	$1,527
Class R6 Shares	$110	$355	$626	$1,397

Effective July 13, 2018, the section entitled "Principal Investment Strategies" under the main heading entitled "Summary of Key Information" is restated in its entirety as follows:
Principal Investment Strategies
MFS (Massachusetts Financial Services Company, the fund's investment adviser) seeks to achieve a total rate of return for the fund that meets or exceeds the Citigroup 1-Month U.S. Treasury Bill Index plus 2% to 4%, net of fund expenses, over a full market cycle.
MFS seeks to achieve the fund's objective by generating returns from a combination of (1) individual security selection of U.S. and foreign equity securities and debt instruments and (2) a tactical asset allocation overlay primarily using derivative instruments to manage the fund's exposure to asset classes, markets, and currencies.  Derivatives include futures, forward contracts, options, structured securities, and swaps.
The fund's performance may not be correlated with the performance of the asset classes, markets, or currencies represented by the individual investments selected by MFS.
Individual Security Selection:  In selecting direct investments for the fund, MFS normally invests the fund's assets in a combination of equity securities and debt instruments.  MFS generally invests approximately 20% of the fund's assets in debt instruments and the remainder of the fund's assets in equity securities and cash and/or cash equivalents.  These allocations may vary from time to time.
Equity securities include common stocks, convertible securities, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.  Debt instruments include corporate bonds, U.S. Government securities, foreign government securities, asset-backed securities, and other obligations to repay money borrowed.
MFS invests the fund's assets in U.S. and foreign securities, including emerging market securities.
MFS generally seeks to diversify the fund's equity investments in terms of market capitalization (e.g., small, medium, large cap), style (e.g., growth, value), investment process (e.g., fundamental, quantitative), and geography (e.g., U.S., foreign) based on expected risk, return, hedging costs (i.e., costs to adjust the fund's market exposure), and other factors.  These allocations may vary from time to time.
Of the fund's investments in debt instruments, MFS primarily invests the fund's assets in investment grade quality debt instruments, but may also invest in below investment grade quality debt instruments.
While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives as part of its individual security selection process, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.
A team of investment professionals selects investments for the fund. MFS allocates the fund's assets to investment professionals by investment strategy.
MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and instruments. Quantitative models that systematically evaluate issuers and instruments are used by certain of the fund's equity securities investment professionals and may also be considered by the fund's other investment professionals.
Tactical Asset Allocation Overlay:  MFS employs a top-down tactical asset allocation process to adjust the fund's exposure to asset classes, markets, and currencies based on its assessment of the relative attractiveness of such asset classes, markets, and currencies.  MFS manages the fund's exposure to asset classes, markets, and currencies primarily through the use of derivative instruments based on its proprietary quantitative models.
In managing the tactical overlay, MFS may increase or decrease the fund's exposure to asset classes, markets, and/or currencies resulting from MFS' individual security selection based on MFS' assessment of the risk/return potential of such asset classes, markets, and/or currencies. After taking into account the tactical overlay, the fund's exposure to various asset classes, markets, and/or currencies may vary significantly from time to time.  Additionally, after taking into account the tactical overlay, the fund's exposure to any particular asset class, including equity securities, may at times be negative and the fund's exposure to any particular asset class, including debt instruments, may at times be more than 100%.  MFS may also expose the fund to asset classes, markets, and/or currencies in which MFS' individual security selection has resulted in no or little exposure.
MFS may adjust the fund's net exposure to asset classes, markets, and/or currencies by taking net short positions in an asset class,

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market, or currency if MFS believes the risk/return potential of such asset class, market, or currency is unattractive. Alternatively, MFS may cause the fund to take net long positions in an asset class, market, or currency if MFS believes such asset class, market, or currency appears attractive.
After taking into account the tactical overlay, the fund may have significant exposure to issuers in a single sector, industry, country, or region.
MFS' tactical asset allocation process for the fund will typically make extensive use of derivatives.
Effective July 13, 2018, the sub-sections entitled "Allocation Risk" and "Investment Strategy Risk" under the sub-heading entitled "Principal Risks" beneath the main heading entitled "Summary of Key Information" are restated in their entirety as follows:
Allocation Risk:  MFS' assessment of the risk/return potential of asset classes, markets, and currencies, and its adjustments to the fund's exposure to asset classes, markets, and currencies may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.
Investment Strategy Risk:  There is no assurance that the fund will meet its target total rate of return, or have lower volatility than that of the overall equity market, over the long term or for any year or period of years.  The fund's strategy to manage its exposure to asset classes, markets, and currencies may not produce the intended results.  It is expected that the fund will generally underperform the equity markets during periods of strong, rising equity markets.

Effective July 13, 2018, the following is added to the second paragraph in the sub-section entitled "Performance Information" under the main heading entitled "Summary of Key Information":
Performance information for periods prior to July 13, 2018 reflects periods when a subadvisor was responsible for managing the fund's tactical asset allocation overlay under a different investment process.
Effective July 13, 2018, the second paragraph in the sub-section entitled "Investment Adviser" under the main heading entitled "Summary of Key Information" is deleted in its entirety.

Effective July 13, 2018, the sub-section entitled "Portfolio Manager(s)" under the main heading entitled "Summary of Key Information" is restated in its entirety as follows:
Portfolio Manager(s)

Portfolio Manager	Since	Title
Benjamin Nastou	2014	Investment Officer of MFS
Natalie Shapiro	2007	Investment Officer of MFS
Effective July 13, 2018, the section entitled "Principal Investment Strategies" under the main heading entitled "Investment Objective, Strategies, and Risks" is restated in its entirety as follows:
Principal Investment Strategies
MFS seeks to achieve a total rate of return for the fund that meets or exceeds the Citigroup 1-Month T-Bill Index plus 2% to 4%, net of fund expenses, over a full market cycle.
MFS seeks to achieve the fund's objective by generating returns from a combination of (1) individual security selection of U.S. and foreign equity securities and debt instruments and (2) a tactical asset allocation overlay primarily using derivative instruments to manage the fund's exposure to asset classes, markets, and currencies.
The fund's performance may not be correlated with the performance of the asset classes, markets, or currencies represented by the individual investments selected by MFS.
Some portion of the fund's assets will be held in cash due to collateral requirements for the fund's investments in derivatives, purchase and redemption activity, and other short term cash needs.
Individual Security Selection:  In selecting direct investments for the fund, MFS normally invests the fund's assets in a combination of equity securities and debt instruments.  MFS generally invests approximately 20% of the fund's assets in debt instruments and the remainder of the fund's assets in equity securities and cash and/or cash equivalents.  These allocations may vary from time to time.
MFS invests the fund's assets in U.S. and foreign securities, including emerging market securities.
MFS generally seeks to diversify the fund's equity investments in terms of market capitalization (e.g., small, medium, large cap), style (e.g., growth, value), investment process (e.g., fundamental, quantitative), and geography (e.g., U.S., foreign) based on expected risk, return, hedging costs (i.e., costs to adjust the fund's market exposure), and other factors.  These allocations may vary from time to time.
Of the fund's investments in debt instruments, MFS primarily invests the fund's assets in investment grade quality debt instruments, but may also invest in below investment grade quality debt instruments.
While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives as part of its individual security selection process, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the
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MFS Global Alternative Strategy Fund

market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.
A team of investment professionals selects investments for the fund. MFS allocates the fund's assets to investment professionals by investment strategy.
MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers and/or instruments in light of the issuer's financial condition and market, economic, political, and regulatory conditions. Factors considered for equity securities may include analysis of an issuer's earnings, cash flows, competitive position, and management ability. Factors considered for debt instruments may include the instrument's credit quality, collateral characteristics and indenture provisions and the issuer's management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative models that systematically evaluate the valuation, price and earnings momentum, earnings quality, and other factors of the issuer of an equity security or the structure of a debt instrument may be considered. Investments are selected primarily based on blending fundamental and quantitative research by certain equity securities investment professionals.
Tactical Asset Allocation Overlay:  MFS employs a top-down tactical asset allocation process to adjust the fund's exposure to asset classes (e.g., equity securities, debt instruments), markets (e.g., U.S. and foreign markets) and currencies (e.g., U.S. dollar, Euro) based on its assessment of the relative attractiveness of such asset classes, markets, and currencies.  MFS manages the fund's exposure to asset classes, markets, and currencies primarily through the use of derivative instruments based on its proprietary quantitative models. Factors considered by the quantitative models may include valuation, momentum, and economic and behavioral data.
In managing the tactical overlay, MFS may increase or decrease the fund's exposure to asset classes, markets, and/or currencies resulting from MFS' individual security selection based on MFS' assessment of the risk/return potential of such asset classes, markets, and/or currencies. After taking into account the tactical overlay, the fund's exposure to various asset classes, markets, and/or currencies may vary significantly from time to time.  Additionally, after taking into account the tactical overlay, the fund's exposure to any particular asset class, including equity securities, may at times be negative and the fund's exposure to any particular asset class, including debt instruments, may at times be more than 100%.  MFS may also expose the fund to asset classes, markets, and/or currencies in which MFS' individual security selection has resulted in no or little exposure (e.g., the high yield bond market).
MFS may adjust the fund's net exposure to asset classes, markets, and/or currencies by taking net short positions in an asset class, market, or currency if MFS believes the risk/return potential of such asset class, market, or currency is unattractive. Alternatively, MFS may cause the fund to take net long positions in an asset class, market, or currency if MFS believes such asset class, market, or currency appears attractive.
After taking into account the tactical overlay, the fund may have significant exposure to issuers in a single sector, industry, country, or region.
MFS' tactical asset allocation process for the fund will typically make extensive use of derivatives, and MFS may invest the fund's assets in derivatives to the extent permitted by the Investment Company Act of 1940.
Effective as of July 13, 2018, the sub-sections entitled "Allocation Risk" and "Investment Strategy Risk" under the sub-heading entitled "Principal Risks" beneath the main heading entitled "Investment Objective, Strategies, and Risks" are restated in their entirety as follows:
Allocation Risk:  MFS' assessment of the risk/return potential of asset classes, markets, and currencies, and its adjustments to the fund's exposure to asset classes, markets, and currencies may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.
Investment Strategy Risk: There is no assurance that the fund will meet its target total rate of return, or have lower volatility than that of the overall equity market, over the long term or for any year or period of years. The fund's strategy to manage its exposure to asset classes, markets, and currencies may not produce the intended results if MFS is unable to adjust the fund's asset class, market and currency exposures as it would like because appropriate derivatives or other investments are not available or the derivatives or other investments MFS selects do not correlate as intended with the asset class, market, and currency exposures resulting from MFS' individual security selection. It is expected that the fund will generally underperform the equity markets during periods of strong, rising equity markets.
Effective July 13, 2018, the sub-sections entitled "Active and Frequent Trading Risk" and "Temporary Defensive Strategy" under the sub-heading entitled "Other Investment Strategies and Risks" beneath the main heading entitled "Investment Objective, Strategies, and Risks" are restated in their entirety as follows:
Active and Frequent Trading: MFS may engage in active and frequent trading in pursuing the fund's principal investment strategies. Frequent trading increases transaction costs, which may reduce the fund's return. Frequent trading can also increase the possibility of capital gain distributions. Capital gain distributions generally increase your tax liability unless you hold your shares through a tax-advantaged or exempt vehicle.
Temporary Defensive Strategy:  In response to adverse market, economic, industry, political, or other conditions, MFS may depart from the fund's principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund's performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

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Effective July 13, 2018, the sub-section entitled "Investment Adviser" up to but not including the section entitled "Disclosure of Portfolio Holdings" beneath the main heading entitled "Management of the Fund" is restated in its entirety as follows:
MFS, located at 111 Huntington Avenue, Boston, Massachusetts 02199, serves as the investment adviser for the fund.  Subject to the supervision of the fund's Board of Trustees, MFS is responsible for managing the fund's investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.
For the fiscal year ended October 31, 2017, the fund paid MFS an effective management fee equal to 0.89% of the fund's average daily net assets.
Effective July 13, 2018, the management fee set forth in the Investment Advisory Agreement is 0.80% of the fund's average daily net assets annually up to $1 billion; 0.70% of the fund's average daily net assets annually in excess of $1 billion and up to $2.5 billion; and 0.65% of the fund's average daily net assets annually in excess of $2.5 billion.
From November 1, 2016 to July 12, 2018, the management fee set forth in the Investment Advisory Agreement was 0.90% of the fund's average daily net assets annually of the first $1 billion; 0.75% of the fund's average daily net assets annually in excess of $1 billion and less than $2.5 billion; and 0.65% of the fund's average daily net assets annually in excess of $2.5 billion.
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees.  For the fiscal year ended October 31, 2017, this management fee reduction amounted to less than 0.01% of the fund's average daily net assets.
MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 1.30% of the class' average daily net assets annually for each of Class A, Class T, and Class R3 shares, 2.05% of the class' average daily net assets annually for each of Class B, Class C, and Class R1 shares, 1.05% of the class' average daily net assets annually for each of Class I and Class R4 shares, 1.55% of the class' average daily net assets annually for Class R2 shares, and 0.97% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least February 29, 2020.
A discussion regarding the basis for the Board of Trustees' approval of the Investment Advisory Agreement is available in the fund's annual report for the one-year period ended October 31, 2017.
MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $480 billion as of March 31, 2018.
The fund may rely upon an exemptive order from the SEC that permits MFS, subject to the approval of the fund's Board of Trustees, without shareholder approval, to materially amend existing subadvisory agreements with subadvisors that are not affiliated with MFS or to enter into new subadvisory agreements with subadvisors that are not affiliated with MFS. The fund's initial shareholder has approved reliance by the fund on the exemptive order. Fund shareholders will be notified of any subadvisor changes in the future.
Effective at the close of business on July 12, 2018, a subadvisor will not manage any portion of the fund's assets.
Effective July 13, 2018, the sub-section entitled "Portfolio Manager(s)" under the main heading entitled "Management of the Fund" is restated in its entirety as follows:
Portfolio Manager(s)
Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the fund's SAI.

Portfolio Manager	Primary Role	Five Year History
Benjamin Nastou	Asset Allocation, General Oversight of a Team of Investment Professionals Responsible for Security Selection	Employed in the investment area of MFS since 2001
Natalie Shapiro	Asset Allocation, General Oversight of a Team of Investment Professionals Responsible for Security Selection	Employed in the investment area of MFS since 1997
Effective July 13, 2018, the following is added after the first sentence in the sub-section entitled "Fees and Expenses" under the sub-heading entitled "Additional Information on Fees and Expenses and Performance" beneath the main heading entitled "Other Information":
Expenses have been adjusted to reflect current fee arrangements.
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